SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 17, 2020 shares	Feb. 29, 2020 ₪ / shares	Dec. 31, 2021 USD ($) ₪ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2019 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly cash dividend paid per share | ₪ / shares		₪ 0.10
Dividend paid | $				$ 10,681		$ 4,821		$ 5,160
Percentage amount of reported net income attributable to controlling interest		50.00%
Repurchase of ordinary shares, authorized amount | $			$ 40,000	$ 40,000
Ordinary shares repurchased during the period				1,103,096
Stock repurchased, price paid per share excluding brokerage and transaction fees | $ / shares				$ 35.74
Pecentage of with withholding tax				20.00%
Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized	1,000,000
Number of ordinary shares registered under Plan	2,500,000		3,275,000	3,275,000
Options and restricted stock units outstanding			1,683,803	1,683,803
Ordinary shares reserved for issuance			2,273,070	2,273,070
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted | $ / shares				$ 5.2		$ 4.9		$ 6.2
Weighted-average grant-date fair value of options vested | ₪ / shares			$ 14.07		₪ 8.32		₪ 14.18
Intrinsic value of options exercised | $				$ 0		$ 0		$ 35
Unrecognized compensation cost | $			$ 2,722	$ 2,722
Unrecognized compensation cost, weighted-average recognition period				3 years 1 month 6 days